Related-Party Transactions - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
First lien loan balance held by vista credit partners	$ 2,300
Other related parties that have a position in the first lien loan	0		0
Other	$ 19,308		$ 20,038	$ 22,077
Revenue recognized from sale of services to other Vista controlled entities	200
Total expenses incurred	600	$ 400	2,000	1,300	$ 200
General and Administrative Expenses
Related Party Transaction [Line Items]
Consulting fees	$ 100		100	100	400
Vista Credit Partners
Related Party Transaction [Line Items]
First lien loan balance held by vista credit partners			19,200	51,500
Other			100	100
Revenue recognized from sale of services to other Vista controlled entities		$ 100	$ 1,300	$ 1,400	$ 900